INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments in associates	$ 43	$ 38	$ 37
Investments in joint ventures	487	561	1,054
Total investments in subsidiaries, joint ventures and associates reported in separate financial statements	530	599	1,091
Dividends received from joint venture (attributable)	$ 88	$ 180	$ 694